Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Arrow Investments Trust
Entity Central Index Key	0001527428
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000110176
Shareholder Report [Line Items]
Fund Name	Arrow DWA Tactical: Balanced Fund
Class Name	Class A Shares
Trading Symbol	DWAFX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-877-277-6933
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$200	1.98%

Expenses Paid, Amount	$ 200
Expense Ratio, Percent	1.98%
Line Graph [Table Text Block]
	Arrow DWA Tactical: Balanced Fund	Morningstar Global Flexible Allocation EW Index
Jul-2015	$9,424	$10,000
Jul-2016	$9,436	$9,881
Jul-2017	$9,546	$10,740
Jul-2018	$10,088	$11,364
Jul-2019	$10,211	$11,492
Jul-2020	$11,306	$11,701
Jul-2021	$12,980	$13,865
Jul-2022	$12,232	$12,582
Jul-2023	$12,400	$13,236
Jul-2024	$13,223	$14,304
Jul-2025	$13,537	$15,606

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Arrow DWA Tactical: Balanced Fund
Without Load	2.37%	3.67%	3.69%
With Load	-3.52%	2.44%	3.07%
Morningstar Global Flexible Allocation EW Index	9.10%	5.93%	4.55%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, "Morningstar Entities"). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equities generally or in the Fund in particular or the ability of The Morningstar Global Flexible Allocation EW Index to track general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR GLOBAL FLEXIBLE ALLOCATION INDEX OR ANY DATA INCLUDED THERIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THERIN.

AssetsNet	$ 26,423,912
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 253,764
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$26,423,912 Number of Portfolio Holdings124 Advisory Fee (net of waivers)$253,764 Portfolio Turnover106%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	28.8%
Exchange-Traded Funds	60.4%
Money Market Funds	3.8%
Purchased Options	5.9%
Reit	1.1%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.9%
Energy	0.1%
Utilities	1.1%
Real Estate	1.1%
Health Care	1.1%
Materials	1.1%
Mixed Allocation	1.2%
Communications	2.2%
Technology	3.1%
Consumer Staples	3.4%
Financials	3.4%
Money Market Funds	3.7%
Consumer Discretionary	4.8%
Equity Option	5.7%
Industrials	7.4%
Fixed Income	25.3%
Equity	31.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares 1-3 Year Treasury Bond ETF	7.4%
iShares Select U.S. REIT ETF	5.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.9%
iShares TIPS Bond ETF	4.8%
Vanguard Growth ETF	4.7%
SPDR Bloomberg Convertible Securities ETF	4.2%
iShares iBoxx $ High Yield Corporate Bond ETF	4.0%
First American Government Obligations Fund, Class X	3.7%
Galaxy Plus Commodity Call Option	3.4%
Invesco S&P MidCap 400 Pure Growth ETF	3.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended July 31, 2025.
C000110177
Shareholder Report [Line Items]
Fund Name	Arrow DWA Tactical: Balanced Fund
Class Name	Class C Shares
Trading Symbol	DWATX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-877-277-6933
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$275	2.73%

Expenses Paid, Amount	$ 275
Expense Ratio, Percent	2.73%
Line Graph [Table Text Block]
	Arrow DWA Tactical: Balanced Fund	Morningstar Global Flexible Allocation EW Index
Jul-2015	$10,000	$10,000
Jul-2016	$9,933	$9,881
Jul-2017	$9,974	$10,740
Jul-2018	$10,467	$11,364
Jul-2019	$10,513	$11,492
Jul-2020	$11,550	$11,701
Jul-2021	$13,172	$13,865
Jul-2022	$12,321	$12,582
Jul-2023	$12,394	$13,236
Jul-2024	$13,114	$14,304
Jul-2025	$13,329	$15,606

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Arrow DWA Tactical: Balanced Fund	1.64%	2.91%	2.92%
Morningstar Global Flexible Allocation EW Index	9.10%	5.93%	4.55%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, "Morningstar Entities"). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equities generally or in the Fund in particular or the ability of The Morningstar Global Flexible Allocation EW Index to track general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR GLOBAL FLEXIBLE ALLOCATION INDEX OR ANY DATA INCLUDED THERIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THERIN.

AssetsNet	$ 26,423,912
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 253,764
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$26,423,912 Number of Portfolio Holdings124 Advisory Fee (net of waivers)$253,764 Portfolio Turnover106%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	28.8%
Exchange-Traded Funds	60.4%
Money Market Funds	3.8%
Purchased Options	5.9%
Reit	1.1%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.9%
Energy	0.1%
Utilities	1.1%
Real Estate	1.1%
Health Care	1.1%
Materials	1.1%
Mixed Allocation	1.2%
Communications	2.2%
Technology	3.1%
Consumer Staples	3.4%
Financials	3.4%
Money Market Funds	3.7%
Consumer Discretionary	4.8%
Equity Option	5.7%
Industrials	7.4%
Fixed Income	25.3%
Equity	31.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares 1-3 Year Treasury Bond ETF	7.4%
iShares Select U.S. REIT ETF	5.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.9%
iShares TIPS Bond ETF	4.8%
Vanguard Growth ETF	4.7%
SPDR Bloomberg Convertible Securities ETF	4.2%
iShares iBoxx $ High Yield Corporate Bond ETF	4.0%
First American Government Obligations Fund, Class X	3.7%
Galaxy Plus Commodity Call Option	3.4%
Invesco S&P MidCap 400 Pure Growth ETF	3.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended July 31, 2025.
C000110178
Shareholder Report [Line Items]
Fund Name	Arrow DWA Tactical: Balanced Fund
Class Name	Institutional Class Shares
Trading Symbol	DWANX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-877-277-6933
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares	$175	1.73%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.73%
Line Graph [Table Text Block]
	Arrow DWA Tactical: Balanced Fund	Morningstar Global Flexible Allocation EW Index
Jul-2015	$1,000,000	$1,000,000
Jul-2016	$1,003,464	$988,066
Jul-2017	$1,018,152	$1,074,044
Jul-2018	$1,078,643	$1,136,425
Jul-2019	$1,094,226	$1,149,173
Jul-2020	$1,214,777	$1,170,057
Jul-2021	$1,398,704	$1,386,493
Jul-2022	$1,321,876	$1,258,205
Jul-2023	$1,343,441	$1,323,569
Jul-2024	$1,435,449	$1,430,431
Jul-2025	$1,473,833	$1,560,618

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Arrow DWA Tactical: Balanced Fund	2.67%	3.94%	3.95%
Morningstar Global Flexible Allocation EW Index	9.10%	5.93%	4.55%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, "Morningstar Entities"). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equities generally or in the Fund in particular or the ability of The Morningstar Global Flexible Allocation EW Index to track general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR GLOBAL FLEXIBLE ALLOCATION INDEX OR ANY DATA INCLUDED THERIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THERIN.

AssetsNet	$ 26,423,912
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 253,764
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$26,423,912 Number of Portfolio Holdings124 Advisory Fee (net of waivers)$253,764 Portfolio Turnover106%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	28.8%
Exchange-Traded Funds	60.4%
Money Market Funds	3.8%
Purchased Options	5.9%
Reit	1.1%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.9%
Energy	0.1%
Utilities	1.1%
Real Estate	1.1%
Health Care	1.1%
Materials	1.1%
Mixed Allocation	1.2%
Communications	2.2%
Technology	3.1%
Consumer Staples	3.4%
Financials	3.4%
Money Market Funds	3.7%
Consumer Discretionary	4.8%
Equity Option	5.7%
Industrials	7.4%
Fixed Income	25.3%
Equity	31.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares 1-3 Year Treasury Bond ETF	7.4%
iShares Select U.S. REIT ETF	5.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.9%
iShares TIPS Bond ETF	4.8%
Vanguard Growth ETF	4.7%
SPDR Bloomberg Convertible Securities ETF	4.2%
iShares iBoxx $ High Yield Corporate Bond ETF	4.0%
First American Government Obligations Fund, Class X	3.7%
Galaxy Plus Commodity Call Option	3.4%
Invesco S&P MidCap 400 Pure Growth ETF	3.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended July 31, 2025.
C000110179
Shareholder Report [Line Items]
Fund Name	Arrow DWA Tactical: Macro Fund
Class Name	Class A Shares
Trading Symbol	DWTFX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-877-277-6933
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$189	1.79%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.79%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Arrow DWA Tactical: Macro Fund	Barclay Global Macro Index	Wilshire Liquid Alternative Global Macro Index
Jul-2015	$9,426	$10,000	$10,000
Jul-2016	$9,466	$9,841	$9,828
Jul-2017	$10,027	$10,133	$9,500
Jul-2018	$11,052	$10,297	$9,491
Jul-2019	$10,618	$10,561	$9,760
Jul-2020	$10,833	$11,068	$9,816
Jul-2021	$12,942	$12,444	$10,516
Jul-2022	$14,349	$13,376	$11,162
Jul-2023	$14,149	$13,680	$11,194
Jul-2024	$14,942	$14,952	$11,577
Jul-2025	$16,624	$16,016	$10,998

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Arrow DWA Tactical: Macro Fund
Without Load	11.26%	8.94%	5.84%
With Load	4.84%	7.66%	5.21%
Barclay Global Macro Index	7.11%	7.67%	4.82%
Wilshire Liquid Alternative Global Macro Index	-5.00%	2.30%	0.96%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 39,948,697
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 361,987
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$39,948,697 Number of Portfolio Holdings8 Advisory Fee $361,987 Portfolio Turnover58%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	78.4%
Money Market Funds	21.6%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	9.0%
Mixed Allocation	10.2%
Money Market	19.6%
Equity	61.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	19.6%
Industrial Select Sector SPDR Fund	12.0%
iShares Europe ETF	10.4%
Arrow Dow Jones Global Yield ETF	10.3%
iShares MSCI USA Momentum Factor ETF	10.2%
iShares MSCI Eurozone ETF	9.8%
Invesco S&P 500 Low Volatility ETF	9.4%
Financial Select Sector SPDR ETF	9.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended July 31, 2025.
C000110180
Shareholder Report [Line Items]
Fund Name	Arrow DWA Tactical: Macro Fund
Class Name	Class C Shares
Trading Symbol	DWTTX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-877-277-6933
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$267	2.54%

Expenses Paid, Amount	$ 267
Expense Ratio, Percent	2.54%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Arrow DWA Tactical: Macro Fund	Barclay Global Macro Index	Wilshire Liquid Alternative Global Macro Index
Jul-2015	$10,000	$10,000	$10,000
Jul-2016	$9,966	$9,841	$9,828
Jul-2017	$10,478	$10,133	$9,500
Jul-2018	$11,470	$10,297	$9,491
Jul-2019	$10,930	$10,561	$9,760
Jul-2020	$11,065	$11,068	$9,816
Jul-2021	$13,113	$12,444	$10,516
Jul-2022	$14,425	$13,376	$11,162
Jul-2023	$14,118	$13,680	$11,194
Jul-2024	$14,781	$14,952	$11,577
Jul-2025	$16,332	$16,016	$10,998

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Arrow DWA Tactical: Macro Fund	10.49%	8.10%	5.03%
Barclay Global Macro Index	7.11%	7.67%	4.82%
Wilshire Liquid Alternative Global Macro Index	-5.00%	2.30%	0.96%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 39,948,697
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 361,987
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$39,948,697 Number of Portfolio Holdings8 Advisory Fee $361,987 Portfolio Turnover58%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	78.4%
Money Market Funds	21.6%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	9.0%
Mixed Allocation	10.2%
Money Market	19.6%
Equity	61.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	19.6%
Industrial Select Sector SPDR Fund	12.0%
iShares Europe ETF	10.4%
Arrow Dow Jones Global Yield ETF	10.3%
iShares MSCI USA Momentum Factor ETF	10.2%
iShares MSCI Eurozone ETF	9.8%
Invesco S&P 500 Low Volatility ETF	9.4%
Financial Select Sector SPDR ETF	9.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended July 31, 2025.
C000110181
Shareholder Report [Line Items]
Fund Name	Arrow DWA Tactical: Macro Fund
Class Name	Institutional Class Shares
Trading Symbol	DWTNX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-877-277-6933
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares	$163	1.54%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.54%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Arrow DWA Tactical: Macro Fund	11.68%	9.22%	6.10%
Barclay Global Macro Index	7.11%	7.67%	4.82%
Wilshire Liquid Alternative Global Macro Index	-5.00%	2.30%	0.96%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 39,948,697
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 361,987
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$39,948,697 Number of Portfolio Holdings8 Advisory Fee $361,987 Portfolio Turnover58%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	78.4%
Money Market Funds	21.6%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	9.0%
Mixed Allocation	10.2%
Money Market	19.6%
Equity	61.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	19.6%
Industrial Select Sector SPDR Fund	12.0%
iShares Europe ETF	10.4%
Arrow Dow Jones Global Yield ETF	10.3%
iShares MSCI USA Momentum Factor ETF	10.2%
iShares MSCI Eurozone ETF	9.8%
Invesco S&P 500 Low Volatility ETF	9.4%
Financial Select Sector SPDR ETF	9.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended July 31, 2025.
C000110182
Shareholder Report [Line Items]
Fund Name	Arrow Managed Futures Strategy Fund
Class Name	Class A Shares
Trading Symbol	MFTFX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-877-277-6933
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$141	1.52%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.52%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Arrow Managed Futures Strategy Fund	Credit Suisse Managed Futures Liquid Index	S&P 500® Index
Jul-2015	$9,421	$10,000	$10,000
Jul-2016	$10,080	$10,416	$10,561
Jul-2017	$8,244	$9,727	$12,256
Jul-2018	$8,886	$9,136	$14,246
Jul-2019	$10,023	$9,592	$15,384
Jul-2020	$8,873	$8,758	$17,223
Jul-2021	$9,455	$10,227	$23,500
Jul-2022	$12,540	$11,605	$22,410
Jul-2023	$15,171	$11,634	$25,327
Jul-2024	$14,025	$11,437	$30,936
Jul-2025	$11,915	$9,551	$35,989

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Arrow Managed Futures Strategy Fund
Without Load	-15.04%	6.07%	2.38%
With Load	-19.97%	4.83%	1.77%
Credit Suisse Managed Futures Liquid Index	-16.49%	1.75%	-0.46%
S&P 500® Index	16.33%	15.88%	13.66%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 202,533,293
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 1,739,942
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$202,533,293 Number of Portfolio Holdings4 Advisory Fee (net of waivers)$1,739,942 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	20.1%
Money Market Funds	28.0%
Private Investment Funds	33.9%
Purchased Options	18.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Equity Option	18.0%
Mixed Allocation	20.1%
Money Market Funds	28.0%
Private Investment Fund	33.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Galaxy Plus Fund LLC– Dunn Financials Feeder Fund	33.9%
First American Government Obligations Fund, Class X	28.0%
Arrow Reserve Capital Management ETF	20.0%
Galaxy Plus Commodity Call Option	18.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended July 31, 2025.
C000110183
Shareholder Report [Line Items]
Fund Name	Arrow Managed Futures Strategy Fund
Class Name	Class C Shares
Trading Symbol	MFTTX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-877-277-6933
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$209	2.27%

Expenses Paid, Amount	$ 209
Expense Ratio, Percent	2.27%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Arrow Managed Futures Strategy Fund	Credit Suisse Managed Futures Liquid Index	S&P 500® Index
Jul-2015	$10,000	$10,000	$10,000
Jul-2016	$10,641	$10,416	$10,561
Jul-2017	$8,722	$9,727	$12,256
Jul-2018	$9,245	$9,136	$14,246
Jul-2019	$10,352	$9,592	$15,384
Jul-2020	$9,102	$8,758	$17,223
Jul-2021	$9,621	$10,227	$23,500
Jul-2022	$12,679	$11,605	$22,410
Jul-2023	$15,198	$11,634	$25,327
Jul-2024	$13,921	$11,437	$30,936
Jul-2025	$11,751	$9,551	$35,989

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Arrow Managed Futures Strategy Fund	-15.59%	5.24%	1.63%
Credit Suisse Managed Futures Liquid Index	-16.49%	1.75%	-0.46%
S&P 500® Index	16.33%	15.88%	13.66%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 202,533,293
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 1,739,942
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$202,533,293 Number of Portfolio Holdings4 Advisory Fee (net of waivers)$1,739,942 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	20.1%
Money Market Funds	28.0%
Private Investment Funds	33.9%
Purchased Options	18.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Equity Option	18.0%
Mixed Allocation	20.1%
Money Market Funds	28.0%
Private Investment Fund	33.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Galaxy Plus Fund LLC– Dunn Financials Feeder Fund	33.9%
First American Government Obligations Fund, Class X	28.0%
Arrow Reserve Capital Management ETF	20.0%
Galaxy Plus Commodity Call Option	18.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended July 31, 2025.
C000110184
Shareholder Report [Line Items]
Fund Name	Arrow Managed Futures Strategy Fund
Class Name	Institutional Class Shares
Trading Symbol	MFTNX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-877-277-6933
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares	$118	1.27%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.27%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Arrow Managed Futures Strategy Fund	-14.74%	6.30%	2.62%
Credit Suisse Managed Futures Liquid Index	-16.49%	1.75%	-0.46%
S&P 500® Index	16.33%	15.88%	13.66%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 202,533,293
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 1,739,942
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$202,533,293 Number of Portfolio Holdings4 Advisory Fee (net of waivers)$1,739,942 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	20.1%
Money Market Funds	28.0%
Private Investment Funds	33.9%
Purchased Options	18.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Equity Option	18.0%
Mixed Allocation	20.1%
Money Market Funds	28.0%
Private Investment Fund	33.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Galaxy Plus Fund LLC– Dunn Financials Feeder Fund	33.9%
First American Government Obligations Fund, Class X	28.0%
Arrow Reserve Capital Management ETF	20.0%
Galaxy Plus Commodity Call Option	18.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended July 31, 2025.